Statements of Financial Position and Equity Movement of the Company (Balance Sheet) (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment		¥ 12,179,504	¥ 11,310,032
Investment properties		336,863	352,188
Right-of-use assets		379,805	385,643
Construction in progress		3,748,461	3,293,177
Investments accounted for using the equity method		3,504,393	4,088,888
Time deposits with banks		3,389,559	5,581,435
Other non-current assets		835,400	787,807
Non-current assets		25,370,835	25,988,313
Current assets
Derivative financial instruments		0	81,405
Inventories		7,294,060	5,923,525
Trade receivables		69,351	77,425
Other receivables		107,507	47,597
Amounts due from related parties		2,638,983	1,212,331
Prepayments		17,832	30,364
Value added tax recoverable		1,057,463	13,322
Financial assets at fair value through other comprehensive income (FVOCI)		582,354	1,047,690
Time deposits with banks		3,108,919	7,386,607
Cash and cash equivalents		889,413	5,112,010	¥ 6,916,408	¥ 7,449,699
Current assets		15,765,882	20,932,276
Current liabilities
Trade and other payables		2,926,534	3,095,694
Contract liabilities		372,760	424,607
Amounts due to related parties	[1]	7,887,809	6,304,816
Staff salaries and welfares payable		317,891	260,096
Borrowings		1,550,000	1,559,800
Lease liabilities		8,738	3,229
Derivative financial instruments		0	23,804
Income tax payable		2,754	258,466
Current tax liabilities		931,852	3,865,231
Current liabilities		13,998,338	15,795,743
Non-current liabilities
Lease liabilities		7,513	1,384
Deferred income		44,608	12,720	¥ 13,433
Non-current liabilities		783,016	747,448
CAPITAL AND RESERVES
Share capital		10,823,814	10,823,814
Reserves		15,403,868	19,418,325
Equity attributable to owners of the Company		26,227,682	30,242,139
The Company [member]
Non-current assets
Property, plant and equipment		11,823,562	10,914,990
Investment properties		365,147	381,540
Right-of-use assets		274,926	275,924
Construction in progress		3,647,200	3,201,111
Investments in subsidiaries		2,048,328	2,048,328
Investments accounted for using the equity method		2,654,151	3,299,050
Time deposits with banks		3,139,559	5,381,149
Deferred tax assets		986,830	178,084
Other non-current assets		821,397	769,492
Non-current assets		25,761,100	26,449,668
Current assets
Derivative financial instruments		0	81,405
Inventories		7,043,613	5,726,264
Trade receivables		0	149
Other receivables		88,839	8,276
Amounts due from related parties		2,526,598	1,116,553
Prepayments		10,711	13,790
Value added tax recoverable		1,045,002	0
Financial assets at fair value through other comprehensive income (FVOCI)		127,558	615,689
Time deposits with banks		3,108,916	7,386,605
Cash and cash equivalents		671,538	4,927,519
Current assets		14,622,775	19,876,250
Current liabilities
Trade and other payables		2,217,580	2,389,508
Contract liabilities		289,407	376,834
Amounts due to related parties		8,809,690	7,423,883
Staff salaries and welfares payable		307,190	253,800
Borrowings		1,500,000	1,500,000
Lease liabilities		7,172	1,604
Derivative financial instruments		0	23,804
Income tax payable		0	249,332
Current tax liabilities		913,231	3,843,541
Current liabilities		14,044,270	16,062,306
Total assets less current liabilities		26,339,605	30,263,612
Net current assets		578,505	3,813,944
Non-current liabilities
Interest-bearing borrowings		700,000	700,000
Lease liabilities		6,481	399
Deferred income		44,494	12,720
Non-current liabilities		750,975	713,119
NET ASSETS		25,588,630	29,550,493
CAPITAL AND RESERVES
Share capital		10,823,814	10,823,814
Reserves		14,764,816	18,726,679
Equity attributable to owners of the Company		¥ 25,588,630	¥ 29,550,493

[1]	Amounts due to related parties – measured at FVPL represents the obligation that the Company needs to return the crude oil to its related party with maturity of less than 1 year, which is measured at fair value through profit or loss.